Supplemental Cash Flow Information - Schedule of Reconciliation of Liabilities arising from Financing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,096,615	$ 3,197,019
Cash inflows	404,996
Cash outflows	(4,501)	(147,908)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	3,692	822
Gain on repurchase of debt	(6,896)	(193,690)
Interest paid
Interest accrued	16,481
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(102,375)
Non-cash transfers
Non-cash additions
Impact of foreign exchange	(98,880)	71,952
Ending balance	3,309,132	2,928,195
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	15,060	18,271
Cash inflows
Cash outflows	(1,400)	(2,971)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid
Interest accrued
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash transfers	(430)
Non-cash additions
Impact of foreign exchange	(492)	417
Ending balance	12,738	15,717
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	33,375	33,339
Cash inflows
Cash outflows	(2,175)	(1,808)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid	(1,558)	(1,121)
Interest accrued	1,558	1,121
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash transfers
Non-cash additions	9,491	2,099
Impact of foreign exchange	31	(95)
Ending balance	$ 40,722	$ 33,535